Offerings - Offering: 1	Nov. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share
Amount Registered | shares	30,576
Proposed Maximum Offering Price per Unit	20.49
Maximum Aggregate Offering Price	$ 626,502.24
Fee Rate	0.0087%
Amount of Registration Fee	$ 54.51
Offering Note	(1) Amount to be registered consists of 30,576 shares of common stock of Colony Bankcorp, Inc. ("Common Stock") that may be issuable upon the vesting and settlement of certain restricted stock unit awards that were assumed by the Company ("Rollover RSUs") in connection with the merger of First Reliance Bancshares, Inc. with and into the Company pursuant to that certain Agreement and Plan of Merger, dated as of June 24, 2026, by and between the Company and First Reliance. Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of additional shares that may be offered or issued with respect to the Rollover RSUs as a result of stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of determining the amount of the registration fee pursuant to Rule 457(h) and 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on The New York Stock Exchange on October 29, 2026, a date within five business days prior to the filing of this Registration Statement.